Provisions, including post-retirement benefits - Summary of Provisions, including post-retirement benefits (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [Line Items]
Remaining lives of operations and infrastructure	one to over 60 years
Remaining lives of operations and infrastructure present closure obligation	18 years	P17Y
Provision for carrying value close-down, restoration and environmental		$ 9,975
Risk free interest rate on provisions	2.00%
Provisions	$ 15,103	13,608	$ 14,642
Non-current provisions	$ 13,704	12,552
Bottom of range [member]
Disclosure of other provisions [Line Items]
Risk free interest rate on provisions	0.50%
Top of range [member]
Disclosure of other provisions [Line Items]
Provisions	$ 979
Other employee entitlements [member]
Disclosure of other provisions [Line Items]
Provision for long service leave	248	242
Provision for redundancy and severance payments	30	46
Provisions	354	360
Non-current provisions	94
Close down and restoration/ environmental [member]
Disclosure of other provisions [Line Items]
Provisions	11,090	9,975
Non-current provisions	10,549
Provisions relating to insurance recoveries and other financial assets held	113	110
Close down and restoration/ environmental [member] | Between 1 and 5 years [member]
Disclosure of other provisions [Line Items]
Non-current provisions	382	535
Close down and restoration/ environmental [member] | More than 5 years [member]
Disclosure of other provisions [Line Items]
Non-current provisions	$ 883	$ 683